Ceres Managed Futures LLC

55 East 59th Street - 10th Floor

New York, New York 10022

April 2, 2010

Mail Stop 3010

VIA EDGAR AND FEDEX

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington D.C. 20549

Attn: Ms. Jennifer Gowetski
Senior Counsel
Re:	Diversified Multi-Advisor Futures Fund L.P. (the “Partnership”)

Form 10-K for the fiscal year ended December 31, 2008 (“2008 Form 10-K”)

File No. 000-26132

Ladies and Gentlemen:

Pursuant to your comment letter dated March 5, 2010, the Partnership acknowledges that:

•	the adequacy and accuracy of the disclosure in its 2008 Form 10-K are the responsibility of the Partnership;
•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Partnership’s 2008 Form 10-K; and
•	the Partnership represents that it will not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * *

Please feel free to call the undersigned at (212) 559-5046 with any questions.

Very truly yours,

/s/ Jennifer Magro

Jennifer Magro

Chief Financial Officer

cc:	Rita M. Molesworth

Gabriel Acri

Lisa Eskenazi

Don Choi

5530449.1